ACQUISITIONS AND DISPOSITIONS - Schedule of Net Assets Held for Sale (Details) - Disposal group, held-for-sale, not discontinued operations - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable and other (current assets held for sale)	$ 117	$ 424
Deferred amounts and other assets (long-term assets held for sale)	2,383	1,190
Accounts payable and other (current liabilities held for sale)	(63)	(315)
Other long-term liabilities (long-term liabilities held for sale)	(96)	(34)
Net assets held for sale	2,341	1,265
Disposal group, property, plant and equipment, noncurrent	$ 2,100	$ 1,100